Taxation - Schedule of Income Tax Paid Net of Refunds (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Mainland China	¥ 187,941	$ 26,875	¥ 153,498	¥ 159,094
China [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Mainland China	¥ 187,941	$ 26,875	¥ 153,498	¥ 159,094